Financial assets at fair value through profit or loss	6 Months Ended
Jun. 30, 2019
Disclosure of Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
Notes to the Condensed consolidated statement of financial position

2 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
	30June2019	31December2018
Trading assets	54,212	50,152
Non-trading derivatives	2,397	2,664
Designated at fair value through profit or loss	2,944	2,887
Mandatorily measured at fair value through profit or loss	59,376	64,783
	118,928	120,486

Trading assets and Trading liabilities include assets and liabilities that are classified under IFRS as Trading, but are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments, products that are traded on the financial markets.

A significant part of the derivatives in the trading portfolio are related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting). Although these are presented as Trading under IFRS, these are directly related to services to ING’s customers.

Loans and receivables in the trading portfolio mainly relate to reverse repurchase agreements, which are comparable to collateralised lending. From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position. However, IFRS does not always allow netting of these positions in the statement of financial position.

Reference is made to Note 7 ‘Financial liabilities at fair value through profit or loss’ for information on trading liabilities

Financial assets ‘Mandatorily measured at fair value through profit or loss’ mainly include reverse repurchase agreements. The related repurchase financial liabilities are classified as financial liabilities ‘Designated at fair value through profit or loss’.